Presentation of the Financial Statements and Accounting Practices (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Company's Corporates Structure
Below is presented information regarding the consolidated subsidiaries:
As of December 31, 2022:

Entity	Interest Embraer	Country	Core activities
Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
ELEB Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.	100%	USA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, LLC	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC	100%	USA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC	100%	USA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	USA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	USA	Engineering services related to aircraft research and development
Embraer Defense and Security, Inc.	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services, LLC	51%	USA	Pilot, mechanic and crew training
EVE Holding, Inc	89.7%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
EVE UAM, LLC.	100%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EVE Soluções De Mobilidade Aérea Urbana Ltda.	100%	Brazil	Eve subsidiary with operations in Brazil.
Embraer Aviation Europe – EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International – EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply and development of satellite solutions
Visiona Internacional B.V.	100%	Netherlands	International subsidiary of Visiona
Tempest Serviços de Informática S.A.	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited	100%	UK	Retail trade of computer products, maintenance, repair and related services
EZS Informática S.A.	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	100%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
Embraer GPX Ltda.	100%	Brazil	No operations
Embraer Netherlands Finance B.V.	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sale of spare parts and support services in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.

Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Concentrates the production and commercialization of Commercial Aviation

As of December 31, 2021:

Entity	Interest Embraer	Country	Core activities
Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Concentrates the production and commercialization of Commercial Aviation
ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands Finance B.V.	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sale of spare parts and support services in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	EUA	R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
Embraer Solutions, LLC	100%	EUA	Sale of spare parts and support services for the Executive Aviation
EVE UAM, LLC.	100%	EUA	Aircraft development, design, manufacturing, selling, certification and support and solutions for urban air traffic management, related to Urban Air Mobility (UAM)
EVE Soluções De Mobilidade Aérea Urbana Ltda.	100%	Brazil	Eve’s subsidiary with operations in Brazil
Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Aviation France - EAF	100%	France	Sale of spare parts and support services in Europe
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply and development of satellite solutions
Visiona Internacional B.V.	100%	Netherlands	International subsidiary of Visiona
Tempest Serviços de Informática S.A.	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited	100%	UK	Retail trade of computer products, maintenance, repair and related services
EZS Informática S.A.	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	99%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
Embraer GPX Ltda	100%	Brazil	No operations
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.